CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 17,842,000	$ (14,402,000)	$ (6,415,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,473,000	3,071,000	1,624,000
Amortization of loan fees	365,000	0	0
Unit-based compensation expense	1,086,000
Changes in operating assets and liabilities:
Accounts receivable - affiliates	11,630,000
Prepaid expenses and other current assets	296,000
Accounts payable - affiliates	3,223,000
Accounts payable and accrued liabilities	(2,176,000)
Other assets and liabilities	0
Net cash provided by (used in) operations	12,887,000
Cash flows from investing activities:
Expenditures for property, plant and equipment	47,805,000	47,192,000	24,712,000
Purchase of marketable securities	1,918,637,000
Maturities of marketable securities	1,683,708,000
Net cash (used in) provided by investing activities	(282,734,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions	340,957,000
Offering costs for issuance of common units	5,000,000
Distribution to PBF LLC related to Offering	328,664,000
Distribution to PBF LLC related to acquisitions	270,000,000
Parent contributions	54,077,000
Proceeds from term loan	300,000,000
Repayment of term loan	65,100,000
Proceeds from revolving credit facility	275,100,000
Distributions to unitholders	14,916,000
Deferred financing costs	2,517,000
Net cash provided by (used in) financing activities	283,937,000
Net change in cash and cash equivalents	14,090,000
Cash and cash equivalents	14,165,000	75,000
Supplemental Cash Flow Information [Abstract]
Contribution of Property	32,575,000
Capital Expenditures Incurred but Not yet Paid	39,000
Interest Paid	$ 2,153,000
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)		(14,402,000)	(6,415,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		3,071,000	1,624,000
Amortization of loan fees		0	0
Unit-based compensation expense		0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates		(653,000)	(440,000)
Prepaid expenses and other current assets		17,000	(1,000)
Accounts payable - affiliates		(17,000)	(88,000)
Accounts payable and accrued liabilities		15,000	42,000
Other assets and liabilities		0	0
Net cash provided by (used in) operations		(10,697,000)	(4,396,000)
Cash flows from investing activities:
Expenditures for property, plant and equipment		47,192,000	24,712,000
Purchase of marketable securities		0	0
Maturities of marketable securities		0	0
Net cash (used in) provided by investing activities		(47,192,000)	(24,712,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions		0	0
Offering costs for issuance of common units		0	0
Distribution to PBF LLC related to Offering		0	0
Distribution to PBF LLC related to acquisitions		0	0
Parent contributions		57,940,000	29,117,000
Proceeds from term loan		0	0
Repayment of term loan		0	0
Proceeds from revolving credit facility		0	0
Distributions to unitholders		0	0
Deferred financing costs		0	0
Net cash provided by (used in) financing activities		57,940,000	29,117,000
Net change in cash and cash equivalents		51,000	9,000
Cash and cash equivalents		75,000	24,000
Supplemental Cash Flow Information [Abstract]
Contribution of Property		287,000	0
Capital Expenditures Incurred but Not yet Paid		3,251,000	6,695,000
Interest Paid		$ 0	$ 0